Note 36 - Transactions on behalf of third parties- Customer funds (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset management by type of customer
Collective Investment		€ 61,393	€ 60,939	€ 55,037
Pension Funds		33,807	33,985	33,418
Customer portfolios managed on a discretionary basis		29,953	36,901	40,805
Of which: Portfolios managed on a discretionary		23,657	19,628	18,165
Other Resources		2,949	3,081	2,831
Customer resources distributed but not managed by type of product
Collective investment not managed		3,468	3,407	3,695
Insurance products		32	35	39
Other resources not managed		0	0	0
Total Customer funds by type	[1]	€ 131,603	€ 138,347	€ 135,824

[1]	(*) E xcludes balances from securitization funds.